RECEIVABLES AND OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables and Other Assets, Net

	December 31, 2017	December 31, 2016
Escrows held by lenders (A)	$16,936	$36,231
Prepaid expenses	4,490	3,617
Resident receivables, net	2,672	3,111
Deferred tax assets	5,475	8,660
Security deposits	3,222	3,238
Income tax receivable	802	1,313
Assets held for sale (B)	—	10,824
Other assets and receivables	3,450	4,240
Total receivables and other assets	$37,047	$71,234

(A)	Represents amounts held by lenders in tax, insurance, replacement reserve and other escrow accounts that are related to mortgage notes collateralized by New Senior’s properties.

(B)
The balance as of December 31, 2016 represents two AL/MC properties in the Managed Properties segment and primarily consists of the carrying value of buildings and land. These properties were sold on January 31, 2017.

Allowance for Doubtful Accounts and Related Provision for Resident Receivables

The following table summarizes the allowance for doubtful accounts and the related provision for resident receivables:

	Year Ended December 31,
	2017	2016	2015
Balance, beginning of period	$976	$509	$190
Provision for bad debt	2,228	2,150	2,105
Write-offs, net of recoveries	(2,266)	(1,683)	(1,786)
Balance, end of period	$938	$976	$509